Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Income and Comprehensive Income - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating costs and expenses:
General and administrative expenses	$ (116,431)	$ (357,811)
Other income (expenses):
Income from short-term investments	166,931	696,430
Other expenses	(507)	(215)
Equity in earnings of subsidiaries	(765,420)	1,393,331
Net income	(715,427)	1,731,735
Foreign currency translation adjustments	1,399,775	492,194
Comprehensive income attributable to the Company	$ 684,348	$ 2,223,929